Share-Based Compensation - Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Number of options outstanding
Beginning balance (in shares)	547,393	320,856
Forfeited during the year (in shares)		(35,875)
Issuance during the year (in shares)		262,412
Expired during the period (in shares)	(143,538)
Ending balance (in shares)	403,855	547,393
Weighted average exercise price per share
Beginning balance (in dollars per share)	$ 18.25	$ 20.99
Forfeited during the year (in dollars per share)		22.35
Issuance during the year (in dollars per share)		15.45
Expired during the period (in dollars per share)	24.29
Ending balance (in dollars per share)	$ 16.10	$ 18.25
Aggregate intrinsic value
Outstanding	$ 609,648	$ 53,100